Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

The future minimum rental commitments under non-cancelable operating leases follow:
(MILLIONS OF DOLLARS)	2016	2017	2018	2019	2020	After 2020
Lease commitments	$202	$196	$170	$143	$119	$1,002